UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2017 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 96.7%
	Agriculture, Construction & Mining Machinery Manufacturing - 0.2%
5,000	Baker Hughes, a GE Co.	$169,500

	Apparel Knitting Mills - 0.2%
2,500	Columbia Sportswear Co.	143,225

	Audio & Video Equipment Manufacturing - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	413,772

	Automotive Parts, Accessories & Tire Stores - 0.5%
3,300	Advance Auto Parts, Inc.	323,070
380	O'Reilly Automotive, Inc. (a)	74,529
		397,599
	Basic Chemical Manufacturing - 0.8%
4,900	Air Products and Chemicals, Inc.	712,313

	Beverage Manufacturing - 0.5%
8,400	Monster Beverage Corp. (a)	468,888

	Building Material & Supplies Dealers - 1.2%
7,100	The Home Depot, Inc.	1,064,077

	Chemical & Allied Products Merchant Wholesalers - 0.5%
2,200	Acuity Brands, Inc.	388,938

	Clothing Stores - 0.2%
2,600	Ross Stores, Inc.	151,970

	Commercial & Service Industry Machinery Manufacturing - 0.5%
3,600	The Middleby Corp. (a)	438,120

	Communications Equipment Manufacturing - 0.5%
47,600	BlackBerry Ltd. (a)(b)	441,252

	Computer & Peripheral Equipment Manufacturing - 3.9%
20,400	Apple Inc.	3,345,600

	Computer Systems Design & Related Services - 7.2%
10,500	Accenture PLC - Class A (b)	1,372,980
13,900	Amdocs Ltd. (b)	900,581
3,900	athenahealth, Inc. (a)	549,627
10,110	Baidu, Inc. - ADR (a)(b)	2,305,585
2,700	F5 Networks, Inc. (a)	322,326
6,500	VMware, Inc. - Class A (a)	702,650
		6,153,749
	Cut & Sew Apparel Manufacturing - 1.0%
11,700	lululemon athletica Inc. (a)	673,335
2,300	VF Corp.	144,601
		817,936

	Data Processing, Hosting & Related Services - 0.2%
730	CoStar Group Inc. (a)	209,233

	Drugs & Druggists' Sundries Merchant Wholesalers - 0.6%
5,500	The Procter & Gamble Co.	507,485

	Electrical Equipment Manufacturing - 3.6%
8,800	A.O. Smith Corp.	490,072
111,100	ABB Ltd. - ADR (b)	2,575,298
		3,065,370
	Electronic Shopping & Mail-Order Houses - 3.9%
3,420	Amazon.com, Inc. (a)	3,353,652

	Electronics & Appliance Stores - 0.2%
3,100	Best Buy Co., Inc.	168,206

	Employment Services - 0.7%
5,200	ManpowerGroup Inc.	579,852

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.2%
900	Cummins, Inc.	143,442

	Footwear Manufacturing - 0.2%
3,100	NIKE, Inc. - Class B	163,711

	Freight Transportation Arrangement - 0.4%
6,400	Expeditors International of Washington, Inc.	359,040

	Grocery & Related Product Merchant Wholesalers - 0.9%
13,800	Unilever PLC - ADR (b)	803,298

	Household Appliance Manufacturing - 0.9%
7,900	iRobot Corp. (a)	753,818

	Household Appliances & Electrical & Electronic Goods Merchant Wholesalers - 1.5%
16,200	TE Connectivity Ltd. (b)	1,289,520

	Lawn & Garden Equipment & Supplies Stores - 0.3%
4,000	MSC Industrial Direct Co., Inc. - Class A	275,520

	Local Messengers & Local Delivery - 0.6%
4,500	United Parcel Service, Inc. (UPS) - Class B	514,620

	Lumber & Other Construction Materials Merchant Wholesalers - 0.5%
6,900	Fortune Brands Home & Security, Inc.	431,457

	Machinery, Equipment & Supplies Merchant Wholesalers - 0.6%
9,100	Hexcel Corp.	489,307

	Management, Scientific & Technical Consulting Services - 1.6%
14,000	salesforce.com, Inc. (a)	1,336,860

	Medical Equipment & Supplies Manufacturing - 5.8%
2,900	ABIOMED, Inc. (a)	437,320
4,400	Align Technology, Inc. (a)	777,656
215	C.R. Bard, Inc.	68,974
2,000	The Cooper Companies, Inc.	501,660

5,000	Dentsply Sirona Inc.	282,850
8,000	Edwards Lifesciences, Corp. (a)	909,280
740	Intuitive Surgical, Inc. (a)	743,456
4,900	Nevro Corp. (a)	422,282
5,700	Stryker Corp.	805,809
		4,949,287
	Metal Ore Mining - 0.4%
4,700	Franco-Nevada Corp. (b)	384,554

	Miscellaneous Durable Goods Merchant Wholesalers - 1.1%
3,320	3M Co.	678,342
2,000	Honeywell International, Inc.	276,540
		954,882
	Motor Vehicle Parts Manufacturing - 0.8%
4,500	WABCO Holdings Inc. (a)	646,290

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.9%
4,500	Agilent Technologies, Inc.	291,240
5,800	Coherent, Inc. (a)	1,353,256
		1,644,496
	Newspaper, Periodical, Book & Directory Publishers - 2.3%
90,300	RELX PLC - ADR (b)	2,001,951

	Nonmetallic Mineral Mining & Quarrying - 0.6%
2,340	Martin Marietta Materials, Inc.	496,057

	Oil & Gas Extraction - 1.5%
5,000	Diamondback Energy Inc (a)	453,950
4,900	EOG Resources, Inc.	416,451
15,000	Parsley Energy, Inc. - Class A (a)	375,750
		1,246,151
	Other Chemical Product & Preparation Manufacturing - 0.3%
2,400	Albemarle Corp.	279,024

	Other General Merchandise Stores - 0.2%
2,300	Dollar General Corp.	166,888

	Other General Purpose Machinery Manufacturing - 0.9%
3,100	IDEX Corp.	364,498
3,050	Snap-on, Inc.	450,089
		814,587
	Other Information Services - 7.6%
2,780	Alphabet Inc. - Class A (a)	2,655,567
1,020	Alphabet Inc. - Class C (a)	958,118
14,700	Facebook Inc. - Class A (a)	2,527,959
23,100	Twitter, Inc. (a)	390,621
		6,532,265
	Other Leather & Allied Product Manufacturing - 0.6%
11,500	Coach, Inc.	479,550

	Other Miscellaneous Manufacturing - 0.4%
3,700	Pool Corp.	368,853

	Other Professional, Scientific & Technical Services - 0.9%
7,000	ServiceNow, Inc. (a)	813,330

	Petroleum & Coal Products Manufacturing - 1.8%
20,500	Exxon Mobil Corp.	1,564,765

	Pharmaceutical & Medicine Manufacturing - 11.9%
2,200	Alexion Pharmaceuticals, Inc. (a)	313,302
12,000	Alkermes PLC (a)(b)	609,360
3,500	Alnylam Pharmaceuticals, Inc. (a)	300,055
3,200	Bristol-Myers Squibb Co.	193,536
3,800	IDEXX Laboratories, Inc. (a)	590,634
3,800	Incyte Corp. (a)	522,158
4,400	Ionis Pharmaceuticals, Inc. (a)	235,928
13,400	Johnson & Johnson	1,773,758
17,100	Merck & Co., Inc.	1,092,006
40,100	Nektar Therapeutics (a)	843,303
25,200	Novartis AG - ADR (b)	2,124,108
1,740	Regeneron Pharmaceuticals, Inc. (a)	864,606
6,800	Seattle Genetics, Inc. (a)	357,204
2,635	Vertex Pharmaceuticals Inc. (a)	423,023
		10,242,981
	Rubber Product Manufacturing - 0.1%
1,300	Carlisle Companies Incorporated	123,097

	Scheduled Air Transportation - 1.2%
19,900	Southwest Airlines Co.	1,037,586

	Scientific Research & Development Services - 2.2%
2,020	Biogen Inc. (a)	639,451
19,300	Exact Sciences Corp. (a)	808,477
2,400	Waters Corp. (a)	440,352
		1,888,280
	Semiconductor & Other Electronic Component Manufacturing - 8.7%
88,400	Advanced Micro Devices, Inc. (a)	1,149,200
7,200	Amphenol Corp. - Class A	582,768
11,100	Applied Materials, Inc.	500,832
6,120	Broadcom Ltd. (b)	1,542,668
3,800	Cavium, Inc. (a)	240,578
24,600	Intel Corp.	862,722
12,300	Jabil Inc	385,605
9,600	NVIDIA Corp.	1,626,624
7,400	Texas Instruments Inc.	612,868
		7,503,865
	Services to Buildings & Dwellings - 0.7%
14,100	Rollins, Inc.	626,181

	Ship & Boat Building - 0.8%
13,400	Brunswick Corp.	703,232

	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.7%
12,100	Church & Dwight Co, Inc.	607,057

	Software Publishers - 7.4%
5,300	ANSYS, Inc. (a)	682,746
5,300	Autodesk, Inc. (a)	606,638
4,900	Citrix Systems, Inc. (a)	383,229
1,400	Intuit Inc.	198,030
500	MercadoLibre Inc.	129,235
20,800	Microsoft Corp.	1,555,216
9,800	PTC, Inc. (a)	548,800

8,800	Red Hat, Inc. (a)	946,000
3,600	Splunk Inc. (a)	241,524
7,400	Synopsys, Inc. (a)	595,108
2,000	Tyler Technologies, Inc. (a)	345,600
500	The Ultimate Software Group, Inc. (a)	100,450
		6,332,576
	Travel Arrangement & Reservation Services - 1.1%
528	The Priceline Group, Inc. (a)	977,898

	Wholesale Electronic Markets & Agents & Brokers - 0.2%
2,200	Genuine Parts Co.	182,226

	TOTAL COMMON STOCKS (Cost $67,761,367)	83,119,239

	PREFERRED STOCK - 2.5%
	Wired Telecommunications Carriers - 2.5%
139,800	Telefonica Brasil S.A. - ADR (b)	2,152,920

	TOTAL PREFERRED STOCK (Cost $1,693,789)	2,152,920

	Total Investments (Cost $69,455,156) - 99.2%	85,272,159
	Other Assets in Excess of Liabilities - 0.8%	720,648
	TOTAL NET ASSETS - 100.0%	$85,992,807

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Cost of investments	$69,455,156
Gross unrealized appreciation on investments	17,526,386
Gross unrealized depreciation on investments	(1,709,383)
Net unrealized appreciation on investments	$15,817,003

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2017 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 83,119,239	-	-	$ 83,119,239
Preferred Stock	2,152,920	-	-	2,152,920
Total*	$ 85,272,159	-	-	$ 85,272,159

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at August 31, 2017 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In January, 2013, the FASB issued ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" in GAAP and International Reporting Financial Standards ("IFRS"). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity's Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement ("MNA").

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the three months ended August 31, 2017.

In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management's responsibility regarding assessment of the Funds' ability to continue as a going concern, even if the Funds' liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds' ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management's plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds' financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017, and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates have no impact on the Fund's net assets or results of operations.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title)  /s/ Bassam Osman
                                            Bassam Osman, President

Date                                    October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Inv   estment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Bassam Osman
                                           Bassam Osman, President

Date                                   October 27, 2017

By (Signature and Title) /s/ Mohammad Basheeruddin
                                           Mohammad Basheeruddin, Treasurer

Date                           October 30, 2017